Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
Supplement dated July 1, 2020
To Allstate Life Insurance Company
Prospectus dated April 29, 2019
Allstate Life Insurance Company of New York
Allstate Life of New York Separate Account A
Supplement dated July 1, 2020
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.
This Supplement contains information about changes to certain Portfolios of the Advanced Series Trust available through your Annuity and updates other information in the prospectus for your Annuity.
Effective July 1, 2020, there will be changes to the management fees, or fee waivers, or expense reimbursements, and total expenses for certain Portfolios of the Advanced Series Trust. The table captioned “Underlying Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised as follows with respect to the Portfolios shown below:

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)

FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST AllianzGI World Trends Portfolio*	0.75%	0.02%	0.25%	0.00%	0.00%	0.00%	1.02%	0.05%	0.97%
AST Goldman Sachs Multi-Asset Portfolio*	0.76%	0.05%	0.25%	0.00%	0.00%	0.02%	1.08%	0.17%	0.91%
AST Mid-Cap Growth Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.03%	1.05%
AST Western Asset Emerging Markets Debt Portfolio*	0.68%	0.17%	0.25%	0.00%	0.00%	0.00%	1.10%	0.03%	1.07%
*See notes immediately below for important information about this fund.

AST AllianzGI World Trends Portfolio
The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.018% of its investment management fee through June 30, 2021. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio
The Manager has contractually agreed to waive 0.132% of its investment management fee through June 30, 2021. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.910% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Mid-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.0047% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Emerging Markets Debt Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.07% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

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AST AQR Large-Cap Portfolio, AST AQR Emerging Markets Portfolio - Merger(s):
Effective on August 17, 2020 (the “Effective Date”), subject to approval by its shareholders, the AST AQR Large-Cap Portfolio and the AST AQR Emerging Markets Portfolio (each the “Target Portfolio”) will be merged into the AST Large-Cap Core Portfolio and AST Emerging Markets Equity Portfolio, respectively, (each the “Acquiring Portfolio”) as noted below. This merger has been approved by the Board of Trustees of the Advanced Series Trust on behalf of the Portfolios.

Target Portfolio	Acquiring Portfolio
AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
AST AQR Emerging Markets Portfolio	AST Emerging Markets Equity Portfolio
Effective on August 17, 2020, the Target Portfolios will no longer be available under your annuity contract, and any Account Value allocated to the Sub-accounts investing in the Target Portfolios will be transferred to the Sub-accounts investing in the Acquiring Portfolios. This transfer will be made by replacing your contract’s units of the Sub-accounts investing in the Target Portfolios with units of the Sub-accounts investing in the corresponding Acquiring Portfolios, as applicable, based on the unit value of each Portfolio at the time of the merger.
In the “Investment Options” section of the Prospectus, effective August 17, 2020, information pertaining to the the AST AQR Large-Cap Portfolio and the AST AQR Emerging Markets Portfolio is replaced as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.
AST Large-Cap Core Portfolio	Seeks long-term capital appreciation.	QMA LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company
Please note that you may transfer Account Value out of your respective Target Portfolio into an investment option available under your annuity contract any time prior to the Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your annuity contract. Also, for a period of 60 days after the Effective Date, any Account Value that was transferred to the Acquiring Portfolio as a result of the merger can be transferred into an investment option available under your annuity contract free of charge and will not count as one of your annual free transfers. It is important to note that any investment option into which you make your transfer will be subject to the transfer limitations described in your Prospectus. Please refer to your Prospectus for detailed information about investment options.
After the Effective Date, the Target Portfolios will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a Target Portfolio will be deemed an instruction for the corresponding Acquiring Portfolio. This includes, but is not limited to, Systematic Withdrawals and Dollar Cost Averaging.
You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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